Focus Morningstar Industrials Index ETF (Prospectus Summary) | Focus Morningstar Industrials Index ETF
FOCUS MORNINGSTAR INDUSTRIALS INDEX ETF
Investment Objective
The Focus Morningstar Industrials Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Industrials Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companies engaged in transportations and logistic services.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Industrials Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses		0.26%
Fee Waiver and/or Expense Reimbursement	[1]	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	FocusShares LLC (the "Advisor") has contractually agreed to reduce its management fees and to reimburse other expenses to the extent "Total Annual Fund Operating Expenses" (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through March 31, 2013. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	Focus Morningstar Industrials Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	77
Expense Example, With Redemption, 5 Years	140
Expense Example, With Redemption, 10 Years	324

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Morningstar Industrials Index  is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index and a subset of the Morningstar US Market Index
(a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that manufacture machinery, hand-held tools and industrial products.
This sector also includes aerospace and defense firms as well as companies engaged in transportations and logistic services that meet specific criteria developed by Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the
Underlying Index.  As of January 31, 2012, the Underlying Index was comprised of
254 component securities with market capitalizations greater than $386 million that have a daily average traded volume of at least 2.1 million over the past three months.  As of January 31, 2012, the total market capitalization of the
Underlying Index was in excess of $1.8 trillion and the average market capitalization of the component securities of the Underlying Index was $7.3 billion.

Indexing Investment Approach . The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally invests at least 90% of its assets in securities of the
Underlying Index.  The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Industrial Risk.The Fund is subject to regulatory, competition and general market and industry risks faced by companies in the Industrial sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the industrial economic sector include adverse effects from changes in the market supply and demand for products or services, rapid technological developments, government regulation, geopolitical and economic conditions, and risks for environmental damage and product liability claims.
Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk . The Fund is a new fund. While the Shares are listed on the NYSE
Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's
Distributor does not maintain a secondary market in the Shares.
Performance
Performance history will be available for the Fund after it has been in operation for a full calendar year. For current performance information, please visit www.focusshares.com.